ASSET SALE (Detail Textuals) - USD ($) $ in Thousands		1 Months Ended
	Jul. 12, 2013	May 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price placed in escrow		$ 1,300
Working capital adjustment provisions		$ 250
Divestiture | Life Science
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of a business	$ 16,000
Asset Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price placed in escrow	$ 1,300
Period of restriction for engaging in competing business	5 years
Period of restriction for soliciting purchaser's employees	2 years
Period of restriction for soliciting purchaser's customers	5 years
Working capital adjustment provisions	$ 250